                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 30, 2005
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Allianz of America, Inc.
                 -------------------------------
   Address:      55 Green Farms Rd
                 -------------------------------
                 Westport CT 06881
                 -------------------------------

Form 13F File Number:    28-05828
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    [name here]
         -------------------------------
Title:   [title here]
         -------------------------------
Phone:   [phone number here]
         -------------------------------

Signature, Place, and Date of Signing:

   /s/
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 102
                                        --------------------

Form 13F Information Table Value Total: 1,621,703,955.41
                                        --------------------

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

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                           FORM 13F INFORMATION TABLE

                            ALLIANZ OF AMERICA, INC.
                                    FORM 13F
Run Date:  01/06/06              As of 12/30/05

     COLUMN 1          COLUMN 2       COLUMN 3    COLUMN 4          COLUMN 5           COLUMN 6    COLUMN 7         COLUMN 8
------------------  ---------------- --------- ------------- ----------------------- ------------ ---------- ----------------------
                                                VALUE          SHRS OR   SH/   PUT/   INVESTMENT    OTHER       VOTING AUTHORITY
  NAME OF ISSUER     TITLE OF CLASS    CUSIP   (x$1000)        PRN AMT   PRN   CALL   DISCRETION   MANAGERS   SOLE   SHARED   NONE
------------------  ---------------- --------- ------------- ---------- ----- ------ ------------ ---------- ------ -------- ------
AES CORP            Equity           00130H105  2,713,040.38   171,386
AT&T Inc formerly
SBC COMMUNICATION   Equity           00206R102 25,060,959.86 1,023,314
ABBOTT
LABORATORIES        Equity           002824100 16,029,280.75   406,525
ALCOA INC           Equity           013817101  6,749,322.93   228,249
ALLEGHENY
TECHNOLOGIES INC    Equity           01741R102    804,547.92    22,299
ALLIANZ AG - ADR    Equity           018805101      1,514.00       100
ALLSTATE CORP       Equity           020002101  9,189,088.36   169,948
ALTRIA GROUP INC    Equity           02209S103 40,741,304.16   545,253
AMERICAN ELECTRIC
POWER               Equity           025537101  3,829,394.14   103,246
AMERICAN EXPRESS
CO                  Equity           025816109 16,741,430.34   325,329
AMERICAN
INTERNATIONAL
GROUP               Equity           026874107 46,389,645.23   679,901
AMGEN INC           Equity           031162100 25,510,342.54   323,489
ANHEUSER-BUSCH
COS INC.            Equity           035229103  8,738,923.20   203,420
AVON PRODUCTS INC   Equity           054303102  3,431,624.35   120,197
BAKER HUGHES INC    Equity           057224107  5,445,219.42    89,589
BANK OF AMERICA
CORP                Equity           060505104 48,549,800.00 1,052,000
BAXTER
INTERNATIONAL INC   Equity           071813109  6,151,407.60   163,384
BLACK & DECKER
CORP                Equity           091797100  1,784,593.12    20,522
BOEING CO           Equity           097023105 14,847,120.48   211,377
BRISTOL-MYERS
SQUIBB CO           Equity           110122108 11,783,247.78   512,761
BURLINGTON
NORTHERN SANTA FE   Equity           12189T104  6,930,091.10    97,855
CIGNA CORP          Equity           125509109  3,680,068.20    32,946
CAMPBELL SOUP CO    Equity           134429109  1,452,001.98    48,774
CATERPILLAR INC     Equity           149123101 10,303,914.97   178,361
CHEVRONTEXACO CORP  Equity           166764100 33,392,738.47   588,211
CISCO SYSTEMS INC   Equity           17275R102 27,546,114.24 1,609,002
CITIGROUP INC       Equity           172967101 64,323,506.14 1,325,438
CLEAR CHANNEL
COMMUNICATIONS      Equity           184502102  4,452,942.60   141,588
COCA-COLA CO/THE    Equity           191216100 21,865,353.30   542,430
COLGATE-PALMOLIVE
CO                  Equity           194162103  7,450,275.50   135,830
COMCAST CORP-CL A   Equity           20030N101 14,770,746.76   568,981
COMPUTER SCIENCES
CORP                Equity           205363104  2,457,609.84    48,531
DELL INC            Equity           24702R101 18,497,562.09   616,791
THE WALT DISNEY
CO.                 Equity           254687106 12,080,328.69   503,977
DOW CHEMICAL        Equity           260543103 11,078,440.94   252,817
DU PONT (E.I.)
DE NEMOURS          Equity           263534109 10,237,655.00   240,886
EMC CORP/MASS       Equity           268648102  8,535,531.42   626,691
EASTMAN KODAK CO    Equity           277461109  1,763,611.20    75,368
EL PASO CORP        Equity           28336L109  2,100,445.44   172,734
ENTERGY CORP        Equity           29364G103  3,734,491.35    54,399
EXELON CORP         Equity           30161N101  9,293,601.46   174,889
EXXON MOBIL CORP    Equity           30231G102 91,569,176.55 1,630,215
FEDEX CORP          Equity           31428X106  8,209,682.95    79,405
FORD MOTOR CO       Equity           345370860  3,761,106.80   487,190

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

GENERAL DYNAMICS
CORP                Equity           369550108  6,012,031.70    52,714
GENERAL ELECTRIC
CO                  Equity           369604103 97,036,626.00 2,768,520
GENERAL MOTORS
CORP                Equity           370442105  2,883,112.62   148,461
GOLDMAN SACHS
GROUP INC           Equity           38141G104 15,078,208.86   118,066
HCA INC             Equity           404119109  5,607,722.00   111,044
HALLIBURTON CO      Equity           406216101  8,317,944.12   134,247
HARRAH'S
ENTERTAINMENT INC   Equity           413619107  3,432,114.47    48,143
HARTFORD FINANCIAL
SVCS GRP            Equity           416515104  6,758,168.76    78,684
HJ HEINZ CO         Equity           423074103  2,958,356.76    87,733
HEWLETT-PACKARD CO  Equity           428236103 21,492,340.59   750,693
HOME DEPOT INC      Equity           437076102 22,530,844.16   556,592
HONEYWELL
INTERNATIONAL INC   Equity           438516106  8,226,550.75   220,847
INTEL CORP          Equity           458140100 39,425,568.00 1,579,550
INTL BUSINESS
MACHINES CORP       Equity           459200101 34,015,428.60   413,813
INTERNATIONAL
PAPER CO            Equity           460146103  4,317,876.70   128,470
ISHARES S&P 100
INDEX FUND          Equity           464287101    220,601.30     3,877
JPMORGAN CHASE &
CO                  Equity           46625H100 36,386,879.13   916,777
JOHNSON & JOHNSON   Equity           478160104 46,828,718.00   779,180
LEHMAN BROTHERS
HOLDINGS INC        Equity           524908100  8,995,739.62    70,186
LIMITED BRANDS      Equity           532716107  2,038,744.65    91,219
LUCENT
TECHNOLOGIES INC    Equity           549463107  3,106,997.04 1,168,044
MCDONALD'S CORP     Equity           580135101 11,110,672.56   329,498
MEDIMMUNE INC       Equity           584699102  2,255,603.18    64,409
MEDTRONIC INC       Equity           585055106 18,239,730.39   316,827
MERCK & CO. INC.    Equity           589331107 18,234,160.01   573,221
MERRILL LYNCH & CO
INC                 Equity           590188108 16,303,897.87   240,719
MICROSOFT CORP      Equity           594918104 62,710,131.95 2,398,093
MORGAN STANLEY      Equity           617446448 16,010,496.02   282,173
NATIONAL
SEMICONDUCTOR CORP  Equity           637640103  2,339,758.80    90,060
NORFOLK SOUTHERN
CORP                Equity           655844108  4,788,426.79   106,813
OFFICEMAX INC       Equity           67622P101    470,859.12    18,567
ORACLE CORP         Equity           68389X105 12,030,146.70   985,270
PEPSICO INC         Equity           713448108 25,685,207.24   434,753
PFIZER INC          Equity           717081103 45,027,375.36 1,930,848
PROCTER & GAMBLE
CO                  Equity           742718109 50,860,371.48   878,721
RADIOSHACK CORP     Equity           750438103    741,454.71    35,257
RAYTHEON COMPANY    Equity           755111507  4,698,834.80   117,032
ROCKWELL
AUTOMATION INC      Equity           773903109  2,779,218.48    46,978
SARA LEE CORP       Equity           803111103  3,763,764.90   199,141
SCHLUMBERGER LTD    Equity           806857108 14,993,062.35   154,329
SOUTHERN CO         Equity           842587107  6,708,453.87   194,279
SPRINT NEXTEL CORP  Equity           852061100 18,112,736.64   775,374
TARGET CORP         Equity           87612E106 12,652,005.14   230,162
TEXAS INSTRUMENTS
INC                 Equity           882508104 13,593,029.85   423,855
3M CO               Equity           88579Y101 15,424,282.50   199,023
TIME WARNER INC     Equity           887317105 21,318,097.92 1,222,368
TYCO INTERNATIONAL
LTD                 Equity           902124106 15,227,776.98   527,643
US BANCORP          Equity           902973304 14,228,865.49   476,041

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

UNISYS CORP         Equity           909214108    521,371.07    89,429
UNITED PARCEL
SERVICE-CL B        Equity           911312106 21,744,276.75   289,345
UNITED
TECHNOLOGIES CORP   Equity           913017109 14,918,688.94   266,834
VERIZON
COMMUNICATIONS INC  Equity           92343V104 21,817,120.80   724,340
VIACOM INC-CL B     Equity           925524308 13,204,108.40   405,034
WAL-MART STORES
INC                 Equity           931142103 30,616,466.40   654,198
WELLS FARGO &
COMPANY             Equity           949746101 27,526,702.62   438,114
WEYERHAEUSER CO     Equity           962166104  4,227,649.18    63,727
WILLIAMS COS INC    Equity           969457100  3,481,547.37   150,261
XEROX CORP          Equity           984121103  3,688,225.40   251,756

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